Revenue disaggregation and segmental analysis (Tables)	12 Months Ended
Mar. 31, 2022
Revenue disaggregation and segmental analysis
Schedule of revenue disaggregation

			Revenue from			Total
	Service	Equipment	contracts with	Other	Interest	segment	Adjusted
	revenue	revenue	customers	revenue[1]	revenue	revenue	EBITDAaL
31 March 2022	€m	€m	€m	€m	€m	€m	€m
Germany	11,616	1,126	12,742	365	21	13,128	5,669
Italy	4,379	525	4,904	108	10	5,022	1,699
UK	5,154	1,333	6,487	69	33	6,589	1,395
Spain	3,714	369	4,083	73	24	4,180	957
Other Europe	5,001	528	5,529	105	19	5,653	1,606
Vodacom	4,635	950	5,585	384	24	5,993	2,125
Other Markets	3,420	404	3,824	6	–	3,830	1,335
Vantage Towers	–	–	–	1,252	–	1,252	619
Common Functions[2]	522	53	575	838	1	1,414	(197)
Eliminations	(238)	(1)	(239)	(1,242)	–	(1,481)	–
Group	38,203	5,287	43,490	1,958	132	45,580	15,208

			Revenue from			Total
	Service	Equipment	contracts with	Other	Interest	segment	Adjusted
	revenue	revenue	customers	revenue[1]	revenue	revenue	EBITDAaL
31 March 2022	€m	€m	€m	€m	€m	€m	€m
Germany	11,616	1,126	12,742	424	21	13,187	5,978
Italy	4,379	525	4,904	108	10	5,022	1,699
UK	5,154	1,333	6,487	69	33	6,589	1,457
Spain	3,714	369	4,083	92	24	4,199	1,041
Other Europe	5,001	528	5,529	189	19	5,737	1,770
Vodacom	4,635	950	5,585	384	24	5,993	2,125
Other Markets	3,420	404	3,824	6	–	3,830	1,335
Common Functions[2]	522	53	575	838	1	1,414	(197)
Eliminations	(238)	(1)	(239)	(152)	–	(391)	–
Group	38,203	5,287	43,490	1,958	132	45,580	15,208

Notes:

1	Other revenue includes lease revenue recognised under IFRS 16 ‘Leases’ (see note 20 ‘Leases’).
2	Comprises central teams and business functions.

			Revenue from			Total
	Service	Equipment	contracts with	Other	Interest	segment	Adjusted
	revenue	revenue	customers	revenue[1]	revenue	revenue	EBITDAaL
31 March 2021	€m	€m	€m	€m	€m	€m	€m
Germany	11,520	1,055	12,575	380	29	12,984	5,634
Italy	4,458	446	4,904	97	13	5,014	1,597
UK	4,848	1,206	6,054	44	53	6,151	1,367
Spain	3,788	292	4,080	64	22	4,166	1,044
Other Europe	4,859	549	5,408	124	17	5,549	1,760
Vodacom	4,083	800	4,883	282	16	5,181	1,873
Other Markets	3,312	441	3,753	12	–	3,765	1,228
Common Functions[2]	470	36	506	862	–	1,368	(117)
Eliminations	(197)	(1)	(198)	(171)	–	(369)	–
Group	37,141	4,824	41,965	1,694	150	43,809	14,386

			Revenue from			Total
	Service	Equipment	contracts with	Other	Interest	segment	Adjusted
	revenue	revenue	customers	revenue[1]	revenue	revenue	EBITDAaL
31 March 2020	€m	€m	€m	€m	€m	€m	€m
Germany	10,696	1,055	11,751	300	25	12,076	5,077
Italy	4,833	583	5,416	101	12	5,529	2,068
UK	5,020	1,333	6,353	63	68	6,484	1,500
Spain	3,904	318	4,222	51	23	4,296	1,009
Other Europe	4,890	539	5,429	94	18	5,541	1,738
Vodacom	4,470	864	5,334	190	7	5,531	2,088
Other Markets	3,796	552	4,348	36	2	4,386	1,400
Common Functions[2]	494	53	547	1,020	–	1,567	1
Eliminations	(232)	(2)	(234)	(202)	–	(436)	–
Group	37,871	5,295	43,166	1,653	155	44,974	14,881

Notes:

1	Other revenue includes lease revenue recognised under IFRS 16 ‘Leases’ (see note 20 ‘Leases’).
2	Comprises central teams and business functions.

Schedule of reconciliation of adjusted EBITDA to operating profit/(loss)

	2022	2021	2020
	€m	€m	€m
Adjusted EBITDAaL	15,208	14,386	14,881
Restructuring costs	(346)	(356)	(695)
Interest on lease liabilities	398	374	330
Loss on disposal of owned assets	(28)	(30)	(54)
Depreciation and amortisation on owned assets	(9,858)	(10,187)	(10,454)
Share of results of equity accounted associates and joint ventures	211	342	(2,505)
Impairment losses	–	–	(1,685)
Other income	79	568	4,281
Operating profit	5,664	5,097	4,099
Non-operating expense	–	–	(3)
Investment income	254	330	248
Finance costs	(1,964)	(1,027)	(3,549)
Profit before taxation	3,954	4,400	795

Schedule of segmental assets and cash flow

				Other	Depreciation
	Non-current	Capital	Right-of-use	additions to	and
	assets[1]	additions[2]	asset additions	intangible assets[3]	amortisation	Impairment loss
31 March 2022	€m	€m	€m	€m	€m	€m
Germany	43,190	2,670	795	–	3,981	–
Italy	10,519	840	670	255	1,929	–
UK	6,226	832	580	229	1,905	–
Spain	6,433	676	422	291	1,499	–
Other Europe	8,548	1,009	502	126	1,511	–
Vodacom	6,383	853	187	–	920	–
Other Markets	2,467	530	229	–	598	–
Vantage Towers	8,179	366	320	–	523	–
Common Functions	2,103	844	123	–	979	–
Group	94,048	8,620	3,828	901	13,845	–

				Other	Depreciation
	Non-current	Capital	Right-of-use	additions to	and
	assets[1]	additions[2]	asset additions	intangible assets[3]	amortisation	Impairment loss
31 March 2022	€m	€m	€m	€m	€m	€m
Germany	47,310	2,885	909	–	4,112	–
Italy	10,519	840	670	255	1,929	–
UK	7,612	888	639	229	2,073	–
Spain	7,066	704	478	291	1,567	–
Other Europe	10,588	1,076	593	126	1,667	–
Vodacom	6,383	853	187	–	920	–
Other Markets	2,467	530	229	–	598	–
Common Functions	2,103	844	123	–	979	–
Group	94,048	8,620	3,828	901	13,845	–

Notes:

1Comprises goodwill, other intangible assets and property, plant and equipment.
2Includes additions to property, plant and equipment (excluding right-of-use assets,), computer software and development costs, reported within Intangible assets.
3Includes additions to licences and spectrum and customer base acquisitions.

					Depreciation
	Non-current	Capital	Right-of-use	Other additions to	and
	assets[1]	additions[2]	asset additions	intangible assets[3]	amortisation	Impairment loss
31 March 2021	€m	€m	€m	€m	€m	€m
Germany	47,563	2,772	1,133	1	4,836	–
Italy	10,707	805	758	17	2,025	–
UK	7,968	822	1,138	–	2,202	–
Spain	7,213	772	700	9	1,579	–
Other Europe	10,369	968	1,016	431	1,727	–
Vodacom	5,839	703	174	–	872	–
Other Markets	2,988	512	247	439	666	–
Common Functions	2,145	829	140	–	194	–
Group	94,792	8,183	5,306	897	14,101	–

	Non-current	Capital	Right-of-use	Other additions to	Depreciation and
	assets[1]	additions[2]	asset additions	intangible assets[3]	amortisation	Impairment loss
31 March 2020	€m	€m	€m	€m	€m	€m
Germany	48,266	2,278	912	1,613	4,805	–
Italy	11,119	697	1,645	24	1,958	–
UK	7,790	753	733	–	2,160	–
Spain	7,229	761	386	–	1,763	(840)
Other Europe	9,138	823	298	29	1,706	(740)
Vodacom	5,400	802	174	55	939	–
Other Markets	2,963	587	290	55	672	–
Common Functions	2,217	821	155	–	171	(105)
Group	94,122	7,522	4,593	1,776	14,174	(1,685)

Notes:

1	Comprises goodwill, other intangible assets and property, plant and equipment.
2	Includes additions to property, plant and equipment (excluding right-of-use assets,), computer software and development costs, reported within Intangible assets.
3	Includes additions to licences and spectrum and customer base acquisitions.